VIRTUS Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—96.7%
Consumer Discretionary—6.4%
Academy Sports & Outdoors, Inc.	19,900	$1,123
Autoliv, Inc.	9,900	1,041
Gildan Activewear, Inc.	20,400	1,135
Meritage Homes Corp.	18,400	1,138
Vail Resorts, Inc.	5,600	719
Wingstop, Inc.	6,200	961
		6,117

Consumer Staples—2.4%
Turning Point Brands, Inc.	12,500	1,085
Utz Brands, Inc.	145,400	1,152
		2,237

Energy—8.8%
Cactus, Inc. Class A	20,300	962
DT Midstream, Inc.	10,250	1,380
Matador Resources Co.	22,900	1,447
Murphy Oil Corp.	28,600	1,180
NOV, Inc.	60,950	1,146
Range Resources Corp.	30,200	1,364
Solaris Energy Infrastructure, Inc. Class A	15,200	859
		8,338

Financials—24.3%
Ally Financial, Inc.	26,100	1,024
Axis Capital Holdings Ltd.	12,950	1,313
Columbia Banking System, Inc.	59,900	1,643
Cullen/Frost Bankers, Inc.	12,000	1,645
Evercore, Inc. Class A	4,300	1,284
Flagstar Bank NA	74,000	975
FNB Corp.	91,650	1,532
Glacier Bancorp, Inc.	38,900	1,738
Jack Henry & Associates, Inc.	9,200	1,454
NBT Bancorp, Inc.	32,200	1,371
Perella Weinberg Partners Class A	66,800	1,213
Ryan Specialty Holdings, Inc. Class A	37,300	1,258
Seacoast Banking Corp. of Florida	52,650	1,595
Southstate Bank Corp.	17,250	1,596
UMB Financial Corp.	15,350	1,731
	Shares	Value

Financials—continued
Wintrust Financial Corp.	12,300	$1,709
		23,081

Health Care—3.0%
Bruker Corp.	41,200	1,488
Concentra Group Holdings Parent, Inc.	61,500	1,319
		2,807

Industrials—21.3%
Arcosa, Inc.	11,400	1,210
Crane Co.	7,850	1,342
Enpro, Inc.	5,000	1,253
Esab Corp.	13,600	1,315
ESCO Technologies, Inc.	3,900	1,097
Franklin Electric Co., Inc.	13,600	1,254
Helios Technologies, Inc.	17,200	1,113
Herc Holdings, Inc.	13,300	1,324
Hexcel Corp.	14,900	1,206
MSC Industrial Direct Co., Inc. Class A	14,300	1,319
nVent Electric plc	9,400	1,112
Primoris Services Corp.	11,200	1,602
Regal Rexnord Corp.	8,000	1,498
Simpson Manufacturing Co., Inc.	5,600	961
Terex Corp.	21,800	1,288
Timken Co. (The)	13,100	1,318
		20,212

Information Technology—12.4%
Advanced Energy Industries, Inc.	4,350	1,404
Amkor Technology, Inc.	35,700	1,607
Avnet, Inc.	19,900	1,226
Belden, Inc.	13,000	1,493
Kulicke & Soffa Industries, Inc.	21,100	1,387
Littelfuse, Inc.	4,350	1,476
MKS, Inc.	7,000	1,609
Power Integrations, Inc.	30,000	1,536
		11,738

Materials—6.8%
Element Solutions, Inc.	42,000	1,434
Hudbay Minerals, Inc.	72,700	1,519
	Shares	Value

Materials—continued
Louisiana-Pacific Corp.	16,750	$1,219
Methanex Corp.	23,700	1,411
Scotts Miracle-Gro Co. (The)	14,850	903
		6,486

Real Estate—5.3%
Agree Realty Corp.	16,650	1,255
Brixmor Property Group, Inc.	45,400	1,307
Colliers International Group, Inc.	10,850	1,160
EastGroup Properties, Inc.	7,000	1,296
		5,018

Utilities—6.0%
IDACORP, Inc.	11,050	1,580
OGE Energy Corp.	32,200	1,544
Pinnacle West Capital Corp.	13,550	1,365
Spire, Inc.	13,900	1,259
		5,748

Total Common Stocks (Identified Cost $78,119)		91,782

Total Long-Term Investments—96.7% (Identified Cost $78,119)		91,782

TOTAL INVESTMENTS—96.7% (Identified Cost $78,119)		$91,782
Other assets and liabilities, net—3.3%		3,152
NET ASSETS—100.0%		$94,934

Abbreviations:
NA	National Association
plc	Public Limited Company

Country Weightings†
United States	92%
Canada	6
Bermuda	1
Ireland	1
Total	100%
† % of total investments as of March 31, 2026.
See Notes to Schedule of Investments

VIRTUS Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$91,782	$91,782
Total Investments	$91,782	$91,782
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Schedule of Investments

VIRTUS Ceredex Small-Cap Value Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.